Brokerage Commissions and Net Gains on Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net trading gains (losses)	¥ 3,435	¥ 9,324	¥ 4,607